Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following (in thousands):

	As of December 31, 2021
	Gross Value	Accumulated Amortization	Net Carrying Value	Remaining Weighted Average Useful Lives (years)
Amortized Intangible Assets
Brand (apparel rights)	$2,244	$(2,209)	$35	0.1
Total	$2,244	$(2,209)	$35

	As of December 31, 2020
	Gross Value	Accumulated Amortization	Net Carrying Value	Remaining Weighted Average Useful Lives (years)
Amortized Intangible Assets
Brand (apparel rights)	$2,244	$(1,888)	$356	1.1
Total	$2,244	$(1,888)	$356

Schedule of Estimated Future Amortization Expense of Intangible Assets
For the Year Ending December 31,	Amount
2022	$35
Total amortization expense	$35